Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
IFRS Statement [Line Items]
Net income	$ 10,782	$ 17,429
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	96	(1,343)
Reclassification to earnings of net loss/(gain)	(9)	2
Changes in allowance for credit losses recognized in earnings		(5)
Income taxes relating to:
Change in unrealized gain/(loss)	(32)	360
Reclassification to earnings of net loss/(gain)	8
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	63	(986)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	2,233	9,230
Reclassification to earnings of net loss/(gain)	11	50
Net gain/(loss) on hedges	(1,821)	(3,271)
Reclassification to earnings of net loss/(gain) on hedges	(15)	(68)
Income taxes relating to:
Net gain/(loss) on hedges	217	859
Reclassification to earnings of net loss/(gain) on hedges	4	18
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	629	6,818
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(78)	(6,179)
Reclassification to earnings of loss/(gain)	238	(4,100)
Income taxes relating to:
Change in gain/(loss)	137	1,660
Reclassification to earnings of loss/(gain)	(52)	972
Net change in gain/(loss) on derivatives designated as cash flow hedges	245	(7,647)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(95)	1,105
Income taxes	9	(290)
Remeasurement gain/(loss) on employee benefit plans	(86)	815
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	(204)	(214)
Income taxes	54	56
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	(150)	(158)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(158)	87
Income taxes	42	(23)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(116)	64
Total other comprehensive income (loss)	676	(4,294)
Total comprehensive income (loss)	11,458	13,135
Attributable to:
Common shareholders	10,895	12,876
Preferred shareholders and other equity instrument holders	563	259
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ 91	$ (3,200)